Expense Examplel (Invesco Van Kampen Real Estate Securities Fund, Class Institutional, Invesco Van Kampen Real Estate Securities Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen Real Estate Securities Fund | Class Institutional, Invesco Van Kampen Real Estate Securities Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 101
3 Years	315
5 Years	547
10 Years	$ 1,213